Details of GF Non-Executive Director Share Plan (Detail) (GF Non-Executive Director Share Plan)	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2011 South Africa Rand ZAR	Dec. 31, 2010 South Africa Rand ZAR	Jun. 30, 2010 South Africa Rand ZAR	Jun. 30, 2009 South Africa Rand ZAR	Jun. 30, 2008 South Africa Rand ZAR	Dec. 31, 2011 U.S. Dollar USD ($)	Dec. 31, 2010 U.S. Dollar USD ($)	Jun. 30, 2010 U.S. Dollar USD ($)	Jun. 30, 2009 U.S. Dollar USD ($)	Jun. 30, 2008 U.S. Dollar USD ($)
Number of Options
Beginning Balance	81,700	36,700	81,700	146,700
Granted during the year
Exercised and released	(20,000)	(36,700)		(25,000)
Forfeited	(25,000)			(40,000)
Ending Balance	36,700		81,700	81,700
Average option price
Granted during the year
Exercised and released					79.37	78.49		43.70		$ 10.99	$ 10.99		$ 4.85
Forfeited						110.03		99.21			$ 15.41		$ 11.01
Average price, at end of year						79.37	88.54	88.54	83.81		$ 11.76	$ 11.70	$ 10.99	$ 10.48